SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Warrant activity
	Number	Weighted average exercise price
Balance as at December 31, 2017	49,693,409	$0.81
Warrants exercised	(5,131,300)	0.17
Warrants expired	(24,445,254)	0.80
Balance as at December 31, 2018	20,116,855	$0.99
Warrants issued	12,845,383	0.40
Warrants exercised	(214,200)	0.20
Warrants expired	(16,875,040)	1.10
Balance as at December 31, 2019	15,872,998	$0.41

Warrants outstanding
Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.40	12,845,383	$0.40	2.38
$0.44	3,027,615	$0.44	1.46
	15,872,998	$0.41	2.20

Warrant assumptions
Risk-free interest rate	1.55%
Expected life (years)	3.00 years
Expected volatility(1)	67.22%
Expected dividend yield	Nil

Stock option activity
	Number	Weighted average exercise price
Balance as at December 31, 2017	30,608,000	$0.74
Granted – January 15, 2018	9,575,000	0.60
Granted – April 16, 2018	120,000	0.50
Granted – July 20, 2018	50,000	0.43
Granted – October 16, 2018	1,400,000	0.40
Granted – December 10, 2018	12,075,000	0.40
Options exercised	(638,000)	0.17
Options expired	(1,950,000)	1.27
Options forfeited	(2,975,000)	0.68
Balance as at December 31, 2018	48,265,000	$0.61
Granted – January 7, 2019	5,000,000	0.40
Granted – April 1, 2019	750,000	0.40
Granted – April 29, 2019	2,000,000	0.40
Options expired	(7,700,000)	0.68
Options forfeited	(1,387,500)	0.50
Balance as at December 31, 2019	46,927,500	$0.57

Stock options outstanding
	Options Exercisable
Exerciseprice	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.01 – 0.50	24,442,500	$0.40	3.39	17,876,875	$0.39	3.15
$0.51 – 1.00	22,485,000	0.75	2.14	22,485,000	0.75	2.14
	46,927,500	$0.57	2.79	40,361,875	$0.59	2.59

Share-based payments expenses
	For the year ended December 31,
Statements of Net Loss:	2019	2018
General and administration	$824	$2,254
Exploration and evaluation	143	106
Investor relations and marketing communications	325	437
Corporate development and due diligence	304	235
Subtotal	$1,596	$3,032

	For the year ended December 31,
Statements of Financial Position:	2019	2018
Mineral Properties	$572	$1,169
Total	$2,168	$4,201

Stock option weighted average assumptions
	Year ended	Year ended
	December 31, 2019	December 31, 2018
Risk-free interest rate	2.20%	1.91%
Share price at grant date (in dollars)	$0.36	$0.41
Exercise price (in dollars)	$0.40	$0.48
Expected life (years)	5.00 years	5.00 years
Expected volatility(1)	71.86%	70.87%
Forfeiture rate	5.00%	2.64%
Expected dividend yield	Nil	Nil

(1)	The computation of expected volatility prior to the December 10, 2018 option grant was based on the historical volatility of comparable companies from a representative peer group of publicly traded mineral exploration companies. Commencing December 10, 2018, the computation of expected volatility was based on the Company’s historical price volatility, over a period which approximates the expected life of the option.